Average Annual Total Returns - Institutional - Vanguard SP Small-Cap 600 Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Fund Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	11.46%	12.41%	11.33%	Apr. 01, 2011	11.14%	12.05%	11.00%	6.96%	9.84%	9.31%	11.29%	12.37%	11.36%	20.79%	15.36%	13.34%